CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated (Deficit)
Beginning Balance at May. 31, 2009	$ (10,451)	$ 50	$ 50,947	$ (185)	$ (61,263)
Beginning Balance (in shares) at May. 31, 2009		49,916,189		864,209
Net income (loss)	1,600				1,600
Repurchase of common stock (in shares)				312,978
Repurchase of common stock	(31)			(31)
Compensation earned under employee stock option plan	239		239
Ending Balance at May. 31, 2010	(8,643)	50	51,186	(216)	(59,663)
Ending Balance (in shares) at May. 31, 2010		49,916,189		1,177,187
Net income (loss)	(2,501)				(2,501)
Compensation earned under employee stock option plan	385		385
Ending Balance at May. 31, 2011	$ (10,759)	$ 50	$ 51,571	$ (216)	$ (62,164)
Ending Balance (in shares) at May. 31, 2011		49,916,189		1,177,187